Organization and Business Description (Details) - Schedule of Balance Sheet of the UFG Entities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Balance Sheet of the UFG Entities [Abstract]
Current assets	$ 7,392,640	$ 7,123,635
Non-current assets	4,130,444	4,078,979
Total assets	11,523,084	11,202,614
Current liabilities	6,173,116	5,858,647
Non-current liabilities	1,388,917	1,448,744
Total liabilities	$ 7,562,033	$ 7,307,391